Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Share Based Payments [Abstract]
Summary Of Company Stock Grant Program	As of December 31, 2022, detailed information of the Company’s Stock Grant program is as follows:

(in Won, except share information)
	Grant	Affiliated company of the executive subject to grant	Total quantity of treasury shares to be granted	Fair value of common shares per share as of date of grant
Granted in 2022	2022-12-31	POSCO HOLDINGS INC.	15,888	￦	276,500
		Subsidiaries	27,926